Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2021 ¥ / shares	Sep. 30, 2020 ¥ / shares	Sep. 30, 2019 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted bank deposits	$ 1,115,354		$ 17,932
Bad debt expense			35,323	83,370
Reserve recognized	$ 114,964
Land use right term period	36 years 6 months	36 years 6 months
Advances from customers	$ 94,899		$ 154,554
Statute of limitations extended term period	5 years	5 years
Underpayment of taxes	$ (14,138)	¥ 100,000
Exception of equity | (per share)	$ 1		$ 1		¥ 6.4434	¥ 6.7896
Average translation rates | (per share)	$ 1		$ 1	$ 1	¥ 6.5072	¥ 7.0056	¥ 6.8698
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expense	$ 1,321		$ 20,790
Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expense				$ 83,370